Share-based Compensation - Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption (Detail) - Incentive Shares Plan [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.60%
Risk-free interest rate, maximum		2.62%
Expected life (in years)	5 years	5 years
Expected dividend yield	0.00%	0.00%
Expected volatility, minimum	48.61%	38.01%
Exercise multiple	¥ 2.8
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		¥ 2.2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		¥ 2.8